Net sales - Disaggregation of Revenue (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 567.7	SFr 444.3	SFr 1,075.9	SFr 864.5
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	138.4	113.6	264.6	232.2
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	370.0	296.6	699.7	566.8
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	59.2	34.1	111.6	65.5
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	542.5	428.2	1,027.1	828.7
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	21.9	13.4	41.6	30.3
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	3.3	2.7	7.1	5.4
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	358.2	280.8	675.9	564.0
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 209.4	SFr 163.5	SFr 399.9	SFr 300.5